Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Paid-in Capital	Accumulated deficit
Balance at at Dec. 31, 2018	$ (860,804)	$ (796)	$ (56,720)	$ (1,747,648)	$ 830,920
Balance (in shares) at Dec. 31, 2018		7,121,725
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	44,654				44,654
Stock Issued During Period, Shares, New Issues		0
Issuance of restricted stock, net of forfeitures		126,570
Treasury Stock, Common, Shares	5,748	$ 0	0	(5,748)
Cash dividends declared on common stock ($0.02 per common share)				(33,699)
Dividends, Paid-in-kind	(33,699)
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	13	0	(13)
Share-based Compensation	8,956
Balance at at Dec. 31, 2019	(874,967)	$ (809)	(56,720)	(1,717,144)	786,266
Balance (in Shares) at Dec. 31, 2019		7,248,295
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(671,983)
Stock Issued During Period, Shares, New Issues		(1,077,307)
Adjustment To Common Stock Reverse Stock Split	$ (2)	$ (2)
Stock Issued During Period, Shares, Issued for Services	4,715,000
Stock Issued During Period, Value, Issued for Services	$ 82,256	47		82,209
Treasury Stock, Common, Shares	16,724	$ 0	(16,724)	0
Cash dividends declared on common stock ($0.02 per common share)	(3,234)			3,234
Dividends, Paid-in-kind	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		424,200
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 5		(5)
Share-based Compensation	7,317
Balance at at Dec. 31, 2020	$ (272,598)	$ (859)	(73,444)		1,458,248
Balance (in Shares) at Dec. 31, 2020	11,310,073	11,310,073
Paid-in capital	$ 1,803,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 20,227
Stock Issued During Period, Shares, New Issues		(76,469)
Stock Issued During Period, Shares, Issued for Services	27,649,600
Stock Issued During Period, Value, Issued for Services	$ 318,485	$ 276		318,209
Treasury Stock, Retired, Cost Method, Amount	$ 0	(20)	74,134	(74,114)
Issuance of restricted stock, net of forfeitures	1,200,000
Treasury Stock, Common, Shares	$ 1,407	$ 0	(1,407)	0
Cash dividends declared on common stock ($0.02 per common share)	(1,712)			1,712
Dividends, Paid-in-kind	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		858,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 9		$ (9)
Share-based Compensation	12,153
Balance at at Dec. 31, 2021	$ (620,344)	$ (1,124)	$ (717)		$ 1,438,021
Balance (in Shares) at Dec. 31, 2021	39,741,204	39,741,204
Paid-in capital	$ 2,057,958